Exhibit 99.1

Semiannual Servicer’s Certificate

SIGECO Securitization I, LLC

$341,450,000 Series 2023-A Senior Secured Securitization Bonds

Pursuant to Section 4.01(c)(ii) of the Securitization Property Servicing Agreement, dated as of June 29, 2023, by and between

SOUTHERN INDIANA GAS AND ELECTRIC COMPANY d/b/a CenterPoint Energy Indiana South, as Servicer, and SIGECO SECURITIZATION I, LLC, as Issuer (the “Servicing Agreement”), the Servicer does hereby certify, for the May 15, 2026 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used but not defined in this Semi-Annual Servicer’s Certificate have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods: November 8, 2025 to May 8, 2026

Payment Date: May 15, 2026

Cut-off Date1: May 8, 2026

1	(a)	Available amounts on deposit in Collection Account (including Excess Funds Subaccount) as of the Cut-Off Date:	19,347,199.96
	(b)	Actual Remittances from the date in (a) above through the Servicer Business Day preceding the Current Payment Date:	-
	(c)	Total amounts available to the Trustee for payment of the Securitization Bonds and Ongoing Financing Costs:	19,347,199.96

[1]	Cut-Off Date not to be more than 5 business days prior to the date of the certificate.

2	Allocation of available amounts as of the Current Payment Date allocable to payment of principal and interest on the Securitization Bonds on the Current Payment Date:

a)	Principal
i.	Tranche A-1	6,749,278.00
ii.	Tranche A-2	0.00
iii.	Total:	6,749,278.00

b)	Interest
i.	Tranche A-1	4,651,682.44
ii.	Tranche A-2	3,269,997.00
iii.	Total:	7,921,679.44

3	Outstanding amount of the Securitization Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a above) and the expected principal balance to be Outstanding (following payment on the Current Payment Date):

a)	Expected principal balance Outstanding (as of the date of this certification):
i.	Tranche A-1	185,104,753.00
ii.	Tranche A-2	126,450,000.00
iii.	Total:	311,554,753.00

b)	Expected principal balance to be Outstanding (following payment on the Current Payment Date):
i.	Tranche A-1	178,355,475.00
ii.	Tranche A-2	126,450,000.00
iii.	Total:	304,805,475.00

c)	Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:
i.	Tranche A-1	-
ii.	Tranche A-2	-
iii.	Total:	-

4	All other transfers to be made on the Current Payment Date, including amounts to be paid to the Trustee and to the Servicer pursuant to Section 8.02(e) of the Indenture:

a)	Certain Ongoing Financing Costs
i.	Trustee Fees and Expenses (subject to $200,000 annual cap per Section 8.02(e)(i) of the Indenture):	-
ii.	Servicing Fee[2]:	85,362.50
iii.	Issuer’s Fees:	-
iv.	Total:	85,362.50

b)	Other Ongoing Financing Costs and Payments
i.	Other Ongoing Financing Costs (payable pursuant to Section 8.02(e)(v) of the Indenture):	-
ii.	Funding of Capital Subaccount to the Required Capital Amount	22,422.77
	Any other unpaid Issuance Costs of the Issuer, any remaining fees, expenses and indemnity amounts owed to the Trustee and any
iii.	remaining indemnity amounts owed to the Issuer shall be paid to the parties to which such amounts, if any, are owed, pursuant to
	Section 8.02(e)(viii) of the Indenture:	-
iv.	Deposits to Excess Funds Subaccount:	(2,102,974.72)
v.	Total:	(2,080,551.95)

[2]	Servicing fee includes 11/16/2025-5/15/2026 - based on 360-day year in which servicer performed duties: $341,450,000 x .05% x 180/360 = $85,362.50

5	Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:

a)	Capital Subaccount	1,707,250.00
i.	Total:	1,707,250.00

b)	Excess Funds Subaccount	2,662,045.51
i.	Total:	2,662,045.51

1	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the November 8 through November 30, 2025 Collection Period	1,573,834.27
ii.	Remittances for the December 1 through December 31, 2025 Collection Period	2,210,661.83
iii.	Remittances for the January 1 through January 31, 2026 Collection Period	1,946,073.76
iv.	Remittances for the February 1 through February 28, 2026 Collection Period	2,226,410.00
v.	Remittances for the March 1 through March 31, 2026 Collection Period	2,407,881.60
vi.	Remittances for the April 1 through April 30, 2026 Collection Period	1,838,809.27
vii.	Remittances for the May 1 through May 8, 2026 Collection Period	560,769.82
viii.	Investment Earnings on General Subaccount	88,762.47
xiv.	General Subaccount Balance (sum of i through viii above)	12,853,203.02

xv.	Investment Earnings on Capital Subaccount	21,726.72
xvi.	Investment Earnings on Excess Funds Subaccount	57,924.84

xvii.	Capital Subaccount Balance as of prior Payment Date	1,707,250.00

2	Outstanding Amounts as of prior Payment Date:

i.	Tranche A-1 Outstanding Amount	185,104,753.00
ii.	Tranche A-2 Outstanding Amount	126,450,000.00

3	Required Funding/Payments as of Current Payment Date:

	Principal			Principal Due
i.	Securitization Bonds - Tranche A-1			6,749,278.00
ii.	Securitization Bonds - Tranche A-2			0.00

			Days in Interest
	Interest	Interest Rate	Period [4]	Principal Balance	Interest Due
i.	Tranche A-1	5.0260%	180	185,104,753.00	4,651,682.44
ii.	Tranche A-2	5.1720%	180	126,450,000.00	3,269,997.00
iii.	Total				7,921,679.44

					Funding
				Required Level	Required
	Capital Subaccount			1,707,250.00	22,422.77

[4]	On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

4	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.	Trustee Fees and Expenses; Indemnity Amounts
ii.	Servicing Fee		85,362.50
iii.	Administration Fee[5]		37,500.00
iv.	Operating Expenses		139,935.03

	Securization Bonds		Aggregate	Per 1,000 of Original Principal Amount
v.	Semi-Annual Interest (including any past-due for prior periods)
	1.	Tranche A-1 Interest Payment	4,651,682.44	21.64
	2.	Tranche A-2 Interest Payment	3,269,997.00	25.86
vi.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date
	1.	Tranche A-1 Interest Payment	0.00	0.00
	2.	Tranche A-2 Interest Payment	0.00	0.00
vii.	Semi-Annual Principal
	1.	Tranche A-1 Principal Payment	6,749,278.00	31.39
	2.	Tranche A-2 Principal Payment	-	0.00

viii.	Other Unpaid Operating Expenses		0.00
ix.	Funding of Capital Subaccount (to required level)		22,422.77
x.	Capital Subaccount Return to CEI South[6]		44,149.49
xi.	Deposit to Excess Funds Subaccount		(2,102,974.72)
xii.	Released to Issuer upon Retirement of all Securitization Bonds		0.00
xiii.	Aggregate Remittances as of the Current Payment Date		12,897,352.51

[5]	Administration fee includes 11/16/2025-5/15/2026 - based on 360-day year in which servicer performed duties: $75,000 x 180/360 = $37,500.00

[6]	Capital subaccount return includes 11/16/2025-5/15/2026 based on 360-day year for CEI South's invested capital: $1,707,250 x 5.172% x 180/360 = $44,149.49

5	Outstanding Amount and Collection Account Balance as of the Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Securitization Bonds – Tranche A-1	178,355,475.00
ii.	Securitization Bonds – Tranche A-2	126,450,000.00
iii.	Excess Funds Subaccount Balance	2,662,045.51
iv.	Capital Subaccount Balance	1,707,250.00
v.	Aggregate Collection Account Balance	4,369,295.51

6	Subaccount Withdrawals as of the Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	-
ii.	Capital Subaccount	-
iii.	Total Withdrawals	-

7	Shortfalls in Interest and Principal Payments as of Current Payment Date:

	i.	Semiannual Interest
		Securitization Bonds – Tranche A-1 Interest Payment	0.00
		Securitization Bonds – Tranche A-2 Interest Payment	0.00
		Total Securitization Bonds Interest Payments	0.00

	ii.	Semiannual Principal
		Securitization Bonds – Tranche A-1 Principal Payment	0.00
		Securitization Bonds – Tranche A-2 Principal Payment	0.00
		Total Securitization Bonds Principal Payments	0.00

8		Shortfalls in Payment of Return on Invested Capital as of the Current Payment Date:

	i.	Return on Invested Capital	0.00

9		Shortfalls in Required Subaccount Levels as of the Current Payment Date:

	i.	Capital Subaccount	0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer's Certificate this 8th day of May, 2026.

SOUTHERN INDIANA GAS AND ELECTRIC COMPANY d/b/a

CenterPoint Energy Indiana South, as Servicer

By:	/s/ Kaydra Kirtz
Name:	Kaydra Kirtz
Title:	Assistant Treasurer